Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 42,224,204	€ 9,594,547	€ 3,663,974
Scrap stock, slow moving & obsolete accrual	311,203
Work carried out by other companies	1,717,986	979,185
Total	€ 44,253,393	€ 10,573,732	€ 3,663,974